UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Noesis Capital Corp.
Address: 1801 Clint Moore Road
         Suite 100
         Boca Raton, FL  33487

13F File Number:  28-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cory Nass
Title:     Corporate Counsel
Phone:     (561) 998-8884

Signature, Place, and Date of Signing:

     /s/ Cory Nass     Boca Raton, FL     May 10, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $193,328 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFILIATED COMPUTER SERVICES   CL A             008190100     3466    66786 SH       SOLE                    66786        0        0
AFLAC INC                      COM              001055102      852    21247 SH       SOLE                    21247        0        0
ALTRIA GROUP INC               COM              02209s103      760 13969349 SH       SOLE                 13969349        0        0
AMERICAN EXPRESS CO            COM              025816109     6684   128926 SH       SOLE                   128926        0        0
AMERICAN INTL GROUP INC        COM              026874107     6688    93739 SH       SOLE                    93739        0        0
AMGEN INC                      COM              031162100     7147   122910 SH       SOLE                   122910        0        0
APPLIED MATLS INC              COM              038222105     4457   208994 SH       SOLE                   208994        0        0
BANK ONE CORP                  COM              06423a103     8275   151793 SH       SOLE                   151793        0        0
BED BATH & BEYOND INC          COM              075896100     6905   164820 SH       SOLE                   164820        0        0
CISCO SYS INC                  COM              17275R102    10043   426094 SH       SOLE                   426094        0        0
CITIGROUP INC                  COM              172967101    11588   224158 SH       SOLE                   224158        0        0
DELL INC                       COM              24702R101     4411   131211 SH       SOLE                   131211        0        0
DNP SELECT INCOME FD           COM              23325P104     1294   113550 SH       SOLE                   113550        0        0
EXXON MOBIL CORP               COM              30231G102     1220    29348 SH       SOLE                    29348        0        0
FEDERAL HOME LN MTG CORP       COM              313400301     6822   115518 SH       SOLE                   115518        0        0
FIRST DATA CORP                COM              319963104     7799   184999 SH       SOLE                   184999        0        0
FUTUREMEDIA PLC                SPONSORED ADR    360912109     2275  1179172 SH       SOLE                  1179172        0        0
GENERAL ELEC CO                COM              369604103     2993    98082 SH       SOLE                    98082        0        0
GOLDMAN SACHS GROUP INC        COM              38141g104      653     6259 SH       SOLE                     6259        0        0
HOME DEPOT INC                 COM              437076102     1054    28232 SH       SOLE                    28232        0        0
INTEL CORP                     COM              458140100     8452   310771 SH       SOLE                   310771        0        0
INTERGROUP CORP                COM              458685104     2014   131000 SH       SOLE                   131000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      793     8637 SH       SOLE                     8637        0        0
J P MORGAN CHASE & CO          COM              46625H100     1229    29301 SH       SOLE                    29301        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107     5120   114815 SH       SOLE                   114815        0        0
JOHNSON & JOHNSON              COM              478160104     2660    52458 SH       SOLE                    52458        0        0
LOWES COS INC                  COM              548661107     8721   155371 SH       SOLE                   155371        0        0
MASCO CORP                     COM              574599106     7388   242731 SH       SOLE                   242731        0        0
MBNA CORP                      COM              55262L100     8613   311733 SH       SOLE                   311733        0        0
MEDTRONIC INC                  COM              585055106     6801   142449 SH       SOLE                   142449        0        0
MERCK & CO INC                 COM              589331107     1161    26282 SH       SOLE                    26282        0        0
MICROSOFT CORP                 COM              594918104     5387   216099 SH       SOLE                   216099        0        0
MUNIHOLDINGS FLA INSD FD       COM              62624W105      976    63940 SH       SOLE                    63940        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104      520    14532 SH       SOLE                    14532        0        0
NUVEEN PFD & CONV INC FD       COM              67073B106     1544    98711 SH       SOLE                    98711        0        0
NUVEEN QUALITY PFD INCOME FD   COM              67071S101     1167    72350 SH       SOLE                    72350        0        0
NUVEEN REAL ESTATE INCOME FD   COM              67071B108      881    45700 SH       SOLE                    45700        0        0
PFIZER INC                     COM              717081103     8668   247308 SH       SOLE                   247308        0        0
PROCTER & GAMBLE CO            COM              742718109     4805    45820 SH       SOLE                    45820        0        0
SPDR TR                        UNIT SER 1       78462f103      567     5021 SH       SOLE                     5021        0        0
STAPLES INC                    COM              855030102     7614   300740 SH       SOLE                   300740        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     4752    68052 SH       SOLE                    68052        0        0
WAL MART STORES INC            COM              931142103     8109   135858 SH       SOLE                   135858        0        0